UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      TowerView LLC

Address:   500 PARK AVENUE
           NY, NY 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT M. BURNAT
Title:   
Phone:  212-935-6655

Signature,  Place,  and  Date  of  Signing:

/s/ Robert M. Burnat               New York, NY                       4/19/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $  118,587,000
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                    VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN GREETINGS CORPORATION CMN       COM            026375105 27,513,000 1,320,200          SOLE       NONE     Sole      0    0
CLASS A
ARGON ST INC CMN                         COM            040149106    333,000    12,500          SOLE       NONE     Sole      0    0
BASSETT FURNITURE CMN                    COM            070203104  2,551,000   452,283          SOLE       NONE     Sole      0    0
CONOCOPHILLIPS CMN                       COM            20825C104    512,000    10,000          SOLE       NONE     Sole      0    0
EMMIS COMMUNICATIONS CORP CL-A CLASS A   COM            291525103  1,482,000 1,300,000          SOLE       NONE     Sole      0    0
FISHER COMMUNICATIONS INC CMN            COM            337756209 11,196,000   794,017          SOLE       NONE     Sole      0    0
FLAMEL TECHNOLOGIES SPON ADR SPONSORED   COM            338488109    298,000    34,750          SOLE       NONE     Sole      0    0
ADR CMN
GRIFFIN LAND & NURSERIES CMN             COM            398231100  2,121,000    73,006          SOLE       NONE     Sole      0    0
GYRODYNE CO AMER CMN                     COM            403820103  1,324,000    32,300          SOLE       NONE     Sole      0    0
HELIX ENERGY SOLUTNS GROUP INC CMN       COM            42330P107    195,000    15,000          SOLE       NONE     Sole      0    0
JOHNSON OUTDOORS INC CMN CLASS A         COM            479167108 10,499,000   925,000          SOLE       NONE     Sole      0    0
MARATHON OIL CORPORATION CMN             COM            565849106    949,000    30,000          SOLE       NONE     Sole      0    0
NORTHWESTERN CORPORATION CMN             COM            668074305  8,177,000   305,000          SOLE       NONE     Sole      0    0
PENNICHUCK CORP (NEW) CMN                COM            708254206    835,000    35,500          SOLE       NONE     Sole      0    0
RCN CORPORATION CMN                      COM            749361200    754,000    50,000          SOLE       NONE     Sole      0    0
RF INDUSTRIES LTD CMN                    COM            749552105     60,000    11,700          SOLE       NONE     Sole      0    0
REALNETWORKS, INC. COMMON STOCK          COM            75605L104  3,236,000   670,000          SOLE       NONE     Sole      0    0
SAGA COMMUNICATION, INC. CMN CLASS A     COM            786598300 11,483,000   507,200          SOLE       NONE     Sole      0    0
TEJON RANCH CO CMN                       COM            879080109 29,946,000   981,207          SOLE       NONE     Sole      0    0
3COM CORP CMN                            COM            885535104  1,151,000   150,000          SOLE       NONE     Sole      0    0
URANIUM RESOURCES INC CMN                COM            916901507     57,000    80,000          SOLE       NONE     Sole      0    0
VARIAN INC CMN                           COM            922206107    259,000     5,000          SOLE       NONE     Sole      0    0
ALCON, INC. CMN                          COM            H01301102  3,554,000    22,000          SOLE       NONE     Sole      0    0
GLOBAL SHIP LEASE, INC. CMN CLASS A      COM            Y27183105    102,000    42,500          SOLE       NONE     Sole      0    0


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